BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 14:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2010	2011	2012

Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$(460)	$2,350	$3,843

Effect of dilutive securities:
Interest expenses subject to convertible debentures	*) -	4	-

Net income (loss) used for the computation of diluted net earnings (loss) per share	$(460)	$2,354	$3,843

Weighted average Ordinary shares outstanding	9,389,512	10,207,111	11,403,596

Effect of dilutive securities:

Employees stock options	*) -	206,030	774,914
Warrants	-	3,106	138,992
Convertible debentures	*) -	684,407	-

	*) -	893,543	913,906

Diluted weighted average Ordinary shares outstanding	9,389,512	11,100,654	12,317,502

Basic net earnings (loss) per share	$(0.05)	$0.23	$0.34

Diluted net earnings (loss) per share	$(0.05)	$0.21	$0.31

*)	Anti-dilutive.